Supplement to the

Fidelity® Capital & Income Fund (FAGIX), Fidelity Focused High Income Fund (FHIFX), and
Fidelity High Income Fund (SPHIX)

Funds of Fidelity Summer Street Trust

STATEMENT OF ADDITIONAL INFORMATION

June 28, 2014

The following information replaces similar information found in the "Investment Policies and Limitations" section on page 5.

For each fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) making direct loans to companies in which the fund has a pre-existing investment (b) making direct commercial real estate loans (c) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (d) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

The following information replaces similar information found in the "Description of the Trust" section on page 51.

Custodians. The Bank of New York Mellon, 1 Wall Street, New York, New York, is custodian of the assets of Fidelity Capital & Income Fund and Fidelity High Income Fund. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, is custodian of the assets of Fidelity Focused High Income Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets of Fidelity Focused High Income Fund in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

CAI-SPHB-15-01  June 1, 2015
1.718858.121

Supplement to the

Fidelity Advisor® Global High Income Fund

Class A (FGHAX), Class T (FGHTX), Class C (FGHCX), and Institutional Class (FGHIX)

Classes of shares of Fidelity® Global High Income Fund

A Fund of Fidelity Summer Street Trust

STATEMENT OF ADDITIONAL INFORMATION

June 28, 2014

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces similar information found in the "Investment Policies and Limitations" section on page 4.

The fund does not currently intend to lend assets other than securities to other parties, except by (a) making direct loans to companies in which the fund has a pre-existing investment (b) making direct commercial real estate loans (c) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (d) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

AGHI-AGHIIB-15-01  June 1, 2015
1.932871.104

Supplement to the
Fidelity Advisor® Global High Income Fund
Institutional Class
June 28, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AGHII-15-01  June 1, 2015
1.928682.105

Supplement to the

Fidelity Advisor® Short Duration High Income Fund

Class A (FSBHX), Class T (FSEHX), Class C (FSDHX), and Institutional Class (FSFHX)

Classes of shares of Fidelity® Short Duration High Income Fund

A Fund of Fidelity Capital Trust

STATEMENT OF ADDITIONAL INFORMATION

June 28, 2014

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

ASDH-ASDHIB-15-01  June 1, 2015
1.9865336.100

Supplement to the
Fidelity Advisor® Short Duration High Income Fund
Institutional Class
June 28, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

ASDHI-15-01  June 1, 2015
1.9858208.101